Reconciliation of Segment Measures to the Consolidated Income Statements (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments
Revenue	€ 27,338	€ 27,553	€ 24,708
Other revenue	320	405	366
Adjustment for currency impact	0	0	0
Adjustment of revenue under fair value accounting	(5)	(81)	(33)
Other revenue	320	405	366
Other expenses	(2,538)	(2,642)	(2,517)
Adjustment for currency impact	0	0	0
Adjustment of revenue under fair value accounting	(5)	(81)	(33)
Acquisition related charges	(577)	(689)	(577)
Share based payment expenses	(1,084)	(1,835)	(831)
Restructuring	3	(1,130)	(19)
Operating profit	6,623	4,473	5,703
Other non-operating income/expense, net	(179)	(74)	(56)
Financial income, net	776	198	(47)
Profit before tax	7,220	4,596	5,600
Operating segments
Disclosure of operating segments
Revenue	27,023	27,229	24,376
Operating profit	10,506	10,444	9,314
Applications Technology & Support | Operating segments
Disclosure of operating segments
Revenue	21,680	21,664	19,873
Operating profit	9,423	9,454	8,583
Services | Operating segments
Disclosure of operating segments
Revenue	3,157	3,447	3,165
Operating profit	499	362	249
Qualtrics | Operating segments
Disclosure of operating segments
Revenue	681	508
Operating profit	19	8
Concur | Operating segments
Disclosure of operating segments
Revenue	1,505	1,609	1,338
Operating profit	564	620	€ 482
Constant Currency
Disclosure of operating segments
Revenue	27,338	27,553
Other revenue	323	393
Adjustment for currency impact	(554)	728
Adjustment of revenue under fair value accounting	(5)	(81)
Other revenue	323	393
Other expenses	(2,536)	(2,580)
Adjustment for currency impact	(216)	255
Adjustment of revenue under fair value accounting	(5)	(81)
Acquisition related charges	(577)	(689)
Share based payment expenses	(1,084)	(1,835)
Restructuring	3	(1,130)
Operating profit	6,623	4,473
Other non-operating income/expense, net	(179)	(74)
Financial income, net	776	198
Profit before tax	7,220	4,596
Constant Currency | Operating segments
Disclosure of operating segments
Revenue	27,574	26,513
Operating profit	10,716	10,141
Constant Currency | Applications Technology & Support | Operating segments
Disclosure of operating segments
Revenue	22,144	21,132
Operating profit	9,633	9,201
Constant Currency | Services | Operating segments
Disclosure of operating segments
Revenue	3,208	3,359
Operating profit	494	340
Constant Currency | Qualtrics | Operating segments
Disclosure of operating segments
Revenue	696	483
Operating profit	20	9
Constant Currency | Concur | Operating segments
Disclosure of operating segments
Revenue	1,526	1,539
Operating profit	€ 569	€ 590